Borrowings - Summary of Movement in Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [line items]
Beginning balance		₨ 569,222	[1]	$ 7,503	₨ 579,475
Cash flow		(39,552)		(521)	(11,009)
Other non-cash changes	[2]	586		8	1,324
Debt on acquisition through business combination					80
Foreign currency translation differences		711		9	(648)
Ending balance	[1]	530,967		$ 6,999	569,222
Short term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		36,086			112,710
Cash flow		38,869			(82,309)
Other non-cash changes	[2]	(787)			5,768
Debt on acquisition through business combination					80
Foreign currency translation differences		47			(163)
Ending balance		74,215			36,086
Long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	[3]	533,136			466,765
Cash flow	[3]	(78,421)			71,300
Other non-cash changes	[2],[3]	1,373			(4,444)
Foreign currency translation differences	[3]	664			(485)
Ending balance	[3]	₨ 456,752			₨ 533,136

[1]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.
[2]	Other non-cash changes comprises of amortisation of borrowing costs, foreign exchange difference on borrowings.
[3]	including current maturities of long-term borrowings